Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
Summary of other current liabilities

Other current liabilities consist of the following:

	As of
	December 31, 2025	December 31, 2024
	(Euros in thousands)
Payroll tax	2,318	2,008
Income tax liability	32	1,761
Accrual for vacation and overtime	1,707	1,579
Other liabilities	1,550	1,457
Total	5,607	6,805